Note 16 - Pension Plan (Details Textual) - Pension Plan [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Defined Benefit Pension Plan, Number of Plans	1
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	$ 781	$ 3,079
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	640	787
Defined Benefit Plan, Actuarial Gain on Plan Assets	$ 140	$ 2,292